Leases (Details) - Schedule of Right of Use Asset, Net - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right of Use Asset, Net [Line Items]
Right of use asset	$ 2,980,106	$ 2,826,607
Accumulated depreciation	(1,612,996)	(1,377,029)
Impairment	(5,857)	(6,109)
Total right of use asset, net	$ 1,361,253	$ 1,443,469